Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loans:
Loans, total	R$ 1,259	R$ 2,887
Current	392	2,512
Non-current	R$ 867	375
Bradesco Bank [Member]
Loans:
Interest Rate	12.15%
Maturity	2024
Loans, total		178
Santander Bank [Member]
Loans:
Interest Rate	23.14%
Maturity	2025
Loans, total		2,206
Bradesco Bank [Member]
Loans:
Interest Rate	20.98%
Maturity	2027
Loans, total		503
Bradesco Bank [Member]
Loans:
Interest Rate	20.98%
Maturity	2027
Loans, total	R$ 435
Bradesco Bank [Member]
Loans:
Interest Rate	12.15%
Maturity	2026
Loans, total	R$ 96
Itaú Bank [Member]
Loans:
Interest Rate	1.00%
Maturity	2026
Loans, total	R$ 73
Itaú Bank [Member]
Loans:
Interest Rate	1.83%
Maturity	2027
Loans, total	R$ 67
Bossa Nova [Member]
Loans:
Interest Rate	14.90%
Maturity	2026
Loans, total	R$ 588